Contractholder Funds - Guaranteed Minimum Interest Rate (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Excess of crediting rates over GMIR
Total policyholder account value	$ 25,684.4	$ 26,712.3
Retirement and Income Solutions
Excess of crediting rates over GMIR
Total policyholder account value	18,774.0	19,764.4
Workplace savings and retirement solutions | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	10,733.0	10,058.7
Policyholder account value without GMIR	1,988.5	2,096.0
Total policyholder account value	12,721.5	12,154.7	$ 10,996.2
Workplace savings and retirement solutions | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,423.9	1,890.3
Workplace savings and retirement solutions | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7,166.5	8,126.5
Workplace savings and retirement solutions | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,118.3	15.3
Workplace savings and retirement solutions | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.4	7.8
Workplace savings and retirement solutions | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	16.9	18.8
Workplace savings and retirement solutions | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	5,516.4	45.6
Workplace savings and retirement solutions | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		3.9
Workplace savings and retirement solutions | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	5,135.0
Workplace savings and retirement solutions | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	357.1	15.1
Workplace savings and retirement solutions | At GMIR | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.4	7.8
Workplace savings and retirement solutions | At GMIR | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	16.9	18.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	7.2	574.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.3	24.8
Workplace savings and retirement solutions | Up to 0.50% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.8	549.9
Workplace savings and retirement solutions | Up to 0.50% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.1	0.1
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,255.7	7,279.1
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	101.8	1,188.9
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,153.1	6,090.2
Workplace savings and retirement solutions | 0.51% to 1.00% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.8
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,065.1	1,784.9
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,006.0	307.8
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR		1,477.0
Workplace savings and retirement solutions | 1.01% to 2.00% above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	59.1	0.1
Workplace savings and retirement solutions | 2.01% or more above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,888.6	374.3
Workplace savings and retirement solutions | 2.01% or more above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	312.8	364.9
Workplace savings and retirement solutions | 2.01% or more above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	874.6	$ 9.4
Workplace savings and retirement solutions | 2.01% or more above GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 1,701.2
Workplace savings and retirement solutions | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%
Workplace savings and retirement solutions | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%
Workplace savings and retirement solutions | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%
Workplace savings and retirement solutions | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%
Workplace savings and retirement solutions | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%
Workplace savings and retirement solutions | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%
Workplace savings and retirement solutions | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%
Workplace savings and retirement solutions | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%
Individual variable annuities | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 300.7	$ 368.4
Policyholder account value without GMIR	213.5	13.0
Total policyholder account value	514.2	381.4	380.9
Individual variable annuities | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	22.6	33.0
Individual variable annuities | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4.6	3.6
Individual variable annuities | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	273.5	331.8
Individual variable annuities | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	300.7	368.4
Individual variable annuities | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	22.6	33.0
Individual variable annuities | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	4.6	3.6
Individual variable annuities | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 273.5	$ 331.8
Individual variable annuities | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%
Individual variable annuities | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%
Individual variable annuities | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%
Individual variable annuities | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%
Individual variable annuities | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%
Individual variable annuities | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%
Individual variable annuities | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%
Individual variable annuities | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%
Individual fixed deferred annuities | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 5,300.1	$ 6,915.5
Policyholder account value without GMIR	238.2	312.8
Total policyholder account value	5,538.3	7,228.3	9,646.3
Individual fixed deferred annuities | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,991.6	2,696.5
Individual fixed deferred annuities | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	253.9	432.2
Individual fixed deferred annuities | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,897.7	3,617.1
Individual fixed deferred annuities | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	156.9	169.7
Individual fixed deferred annuities | At GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3,460.9	4,353.0
Individual fixed deferred annuities | At GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	305.5	426.4
Individual fixed deferred annuities | At GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	100.8	139.8
Individual fixed deferred annuities | At GMIR | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,897.7	3,617.1
Individual fixed deferred annuities | At GMIR | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	156.9	169.7
Individual fixed deferred annuities | Up to 0.50% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	116.3	163.1
Individual fixed deferred annuities | Up to 0.50% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	115.4	161.7
Individual fixed deferred annuities | Up to 0.50% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	0.9	1.4
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	148.1	276.1
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	121.8	236.2
Individual fixed deferred annuities | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	26.3	39.9
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	572.9	1,129.7
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	449.4	879.2
Individual fixed deferred annuities | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	123.5	250.5
Individual fixed deferred annuities | 2.01% or more above GMIR | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,001.9	993.6
Individual fixed deferred annuities | 2.01% or more above GMIR | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	999.5	993.0
Individual fixed deferred annuities | 2.01% or more above GMIR | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 2.4	$ 0.6
Individual fixed deferred annuities | Minimum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%
Individual fixed deferred annuities | Minimum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%
Individual fixed deferred annuities | Minimum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%
Individual fixed deferred annuities | Minimum | 4.01% and above | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%
Individual fixed deferred annuities | Maximum | Up to 1.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%
Individual fixed deferred annuities | Maximum | 1.01% - 2.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%
Individual fixed deferred annuities | Maximum | 2.01% - 3.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%
Individual fixed deferred annuities | Maximum | 3.01% - 4.00% | Retirement and Income Solutions
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%
Universal life | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 6,067.7	$ 6,214.1
Policyholder account value without GMIR	842.7	733.8
Total policyholder account value	6,910.4	6,947.9	$ 6,962.5
Universal life | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	19.5	19.2
Universal life | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,613.2	1,573.2
Universal life | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,596.8	2,780.9
Universal life | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,784.0	1,785.1
Universal life | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	54.2	55.7
Universal life | At GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2,721.3	2,921.1
Universal life | At GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	294.1	315.7
Universal life | At GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	729.7	865.9
Universal life | At GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,657.0	1,698.9
Universal life | At GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	40.5	40.6
Universal life | Up to 0.50% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	730.9	1,005.5
Universal life | Up to 0.50% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR		8.4
Universal life | Up to 0.50% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	677.2	951.2
Universal life | Up to 0.50% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	49.8	35.8
Universal life | Up to 0.50% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.9	10.1
Universal life | 0.51% to 1.00% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1,316.4	1,345.9
Universal life | 0.51% to 1.00% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	16.1	10.1
Universal life | 0.51% to 1.00% above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	418.1	407.0
Universal life | 0.51% to 1.00% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	836.3	903.5
Universal life | 0.51% to 1.00% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	37.6	21.9
Universal life | 0.51% to 1.00% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	8.3	3.4
Universal life | 1.01% to 2.00% above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	875.1	782.3
Universal life | 1.01% to 2.00% above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1.0
Universal life | 1.01% to 2.00% above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	485.6	695.5
Universal life | 1.01% to 2.00% above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	350.6	59.9
Universal life | 1.01% to 2.00% above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	36.4	25.3
Universal life | 1.01% to 2.00% above GMIR | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	1.5	1.6
Universal life | 2.01% or more above GMIR | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	424.0	159.3
Universal life | 2.01% or more above GMIR | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	2.4	0.7
Universal life | 2.01% or more above GMIR | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	415.4	155.0
Universal life | 2.01% or more above GMIR | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	3.0	0.4
Universal life | 2.01% or more above GMIR | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
Policyholder account value with GMIR	$ 3.2	$ 3.2
Universal life | Minimum | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	1.01%	1.01%
Universal life | Minimum | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	2.01%	2.01%
Universal life | Minimum | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	3.01%	3.01%
Universal life | Minimum | 4.01% and above | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	4.01%	4.01%
Universal life | Maximum | Up to 1.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	1.00%	1.00%
Universal life | Maximum | 1.01% - 2.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	2.00%	2.00%
Universal life | Maximum | 2.01% - 3.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	3.00%	3.00%
Universal life | Maximum | 3.01% - 4.00% | Benefits and Protection | Life Insurance
Excess of crediting rates over GMIR
GMIR	4.00%	4.00%